AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 16, 2005
                                                   REGISTRATION NOS. 333 -122901
                                                                      811 -21719
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ---------------------
                                    FORM N-1A
                              ---------------------
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   |_|
   PRE-EFFECTIVE AMENDMENT NO.                                            |_|
   POST-EFFECTIVE AMENDMENT NO. 4                                         |X|
      AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           |_|
   AMENDMENT NO. 8                                                        |X|
                              ---------------------
                                 CLAYMORE TRUST
               (Exact Name of Registrant as Specified in Charter)
                              ---------------------
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (630) 505-3700

                                NICHOLAS DALMASO
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)
                              ---------------------
                                   COPIES TO:
                                  CATHY O'KELLY
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

|_|      immediately upon filing pursuant to paragraph (b) of Rule 485; or
|X|      on September 30, 2005 pursuant to paragraph (b) of Rule 485; or
|_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485;
|_|      on (date) pursuant to paragraph (a)(1) of Rule 485; or
|_|      75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
|_|      on (date) pursuant to paragraph (a)(2) of Rule 485; or
|_|      on (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|X| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

         This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on July 7, 2005.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle and State of Illinois, on the 16th day of September, 2005.


                                            By:/s/ Nicholas Dalmaso
                                               ---------------------------------
                                               Nicholas Dalmaso,
                                               Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 16th day of September, 2005 by the following persons in the capacities set forth below.

         SIGNATURES                                  TITLE
--------------------------------------------------------------------------------
                  *
         -------------------------                   Trustee
            Randall C. Barnes

                  *
         -------------------------                   Trustee
            Ronald A. Nyberg

                  *
         -------------------------                   Trustee
            Ronald E. Toupin, Jr.

         /s/ Nicholas Dalmaso
         -------------------------                   Trustee and Chief Executive
            Nicholas Dalmaso                         Officer

         /s/ Steven M. Hill                          Treasurer, Chief Financial
         -------------------------                   Officer and Chief
            Steven M. Hill                           Accounting Officer




         * /s/ Nicholas Dalmaso
         -------------------------
              Nicholas Dalmaso
              Attorney-In-Fact, pursuant to power of attorney filed previously in Pre-Effective Amendment No. 3 to the Registrant's Registration Statement as filed with the Commission on June 17, 2005.